Fees Summary	Jul. 16, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 6,710,000
Previously Paid Amount	0.00
Total Fee Amount	926.65
Total Offset Amount	0.00
Net Fee	926.65
Narrative - Max Aggregate Offering Price	$ 6,710,000
Final Prospectus	true